Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Institutional investors [member] Subscribed capital	Institutional investors [member] Capital reserve	Institutional investors [member]	IPO Subscribed capital	IPO Capital reserve	IPO	Subscribed capital	Capital reserve	Other reserves	Accumulated deficit	Total
Balance at Dec. 31, 2018							€ 32	€ 3,302	€ 0	€ (17,120)	€ (13,786)
Statement Line Items [Line Items]
Loss for the period								0	0	(9,971)	(9,971)
Contributions to equity							2	5,187	0	0	5,189
Balance at Dec. 31, 2019							34	8,489	0	(27,091)	(18,568)
Statement Line Items [Line Items]
Loss for the period							0	0	0	(56,032)	(56,032)
Contributions to equity							104	35,904	0	0	36,008
Capital contribution of the GmbH shares into the N.V.							(34)	34	0	0
Share split							1,835	(1,835)	0	0
Conversion high voting shares							4,500	(4,500)	0	0
Settlement agreement							29	1,398	0	0	1,427
Share-based compensation							0	0	32,160	0	32,160
Fair Value Measurement Convertible Bond (OCI)							0	0	(21)	0	(21)
Balance at Dec. 31, 2020							6,468	39,490	32,139	(83,123)	(5,026)
Statement Line Items [Line Items]
Loss for the period										(24,441)	(24,441)
Contributions to equity							4	1,479			1,483
Share-based compensation									1,165		1,165
Fair Value Measurement Convertible Bond (OCI)									(106)		(106)
Balance at Jun. 30, 2021							6,472	40,969	33,239	(107,563)	(26,882)
Balance at Dec. 31, 2020							6,468	39,490	32,139	(83,123)	(5,026)
Statement Line Items [Line Items]
Loss for the period										(63,953)	(63,953)
Contributions to equity	€ 4	€ 1,479	€ 1,483	€ 690	€ 138,837	€ 139,527
Settlement agreement									(250)		(250)
Share-based compensation									1,981		1,981
Fair Value Measurement Convertible Bond (OCI)									16		16
Issue of bonus shares							1,529	(1,529)
Conversion of Convertible Bond (see note 7.8)							44	9,617	5	(5)	9,661
Balance at Dec. 31, 2021							8,735	187,894	33,891	(147,080)	83,439
Statement Line Items [Line Items]
Loss for the period										(61,016)	(61,016)
Contributions to equity							655	37,849			38,504
Share-based compensation									1,221		1,221
Balance at Jun. 30, 2022							€ 9,390	€ 225,743	€ 35,112	€ (208,096)	€ 62,149